SCHEDULE OF EFFECTIVE INCOME TAX EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Net profit before taxes	$ 12,136,627	$ 13,677,740	$ 17,426,088
Income tax expense calculated at Costa Rica statutory tax rate of 30%	3,640,988	4,103,322	5,227,826
Foreign rate differential	1,442,871	61,500	551,388
Tax attributable to exchange gain/loss	(3,048,684)	(1,882,252)	2,056,492
Change in unrecognized deferred tax assets	(648,037)	(238,549)	1,039,818
Withholding tax	2,750,903
Alternative minimum tax	1,161,583
Other	(319,002)	192,486	(118,821)
Tax expense	$ 4,980,622	$ 2,236,507	$ 8,756,703